Share Capital - Weighted Average (Details)	12 Months Ended
	Dec. 31, 2020 Y $ / shares	Dec. 31, 2019 Y $ / shares
Share Capital
Fair value options granted | $ / shares	$ 3.23	$ 5.50
Risk-free interest rate	1.40%	1.80%
Expected term (in years) | Y	5.0	5.0
Expected share price volatility	65.00%	64.00%
Expected forfeiture	5.00%	5.00%